Transactions with Related Parties - Summary of Mortgage Loan Servicing Fees Earned and Mortgage Servicing Rights Recaptured Income Earned (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Mortgage loan servicing fees	$ 50,615	$ 46,423	$ 52,522
Average MSR portfolio	49,626,758	38,450,379	30,720,168
PennyMac Loan Services, LLC [Member]
Related Party Transaction [Line Items]
Mortgage loan servicing fees	50,615	46,423	52,522
MSR recapture income recognized included in Net mortgage loan servicing fees	1,573	787	9
Average MSR portfolio	49,626,758	38,450,379	30,720,168
PennyMac Loan Services, LLC [Member] | Mortgage loans acquired for sale at fair value [Member]
Related Party Transaction [Line Items]
Mortgage loan servicing fees	1,063	631	252
Average MSR portfolio	1,443,587	1,143,232	573,256
PennyMac Loan Services, LLC [Member] | Distressed mortgage loans [Member]
Related Party Transaction [Line Items]
Mortgage loan servicing fees	29,599	28,560	38,561
Average MSR portfolio	1,731,638	2,231,259	2,121,806
PennyMac Loan Services, LLC [Member] | Mortgage loans held in VIE [Member]
Related Party Transaction [Line Items]
Mortgage loan servicing fees	83	125	110
Average MSR portfolio	422,122	494,655	533,480
PennyMac Loan Services, LLC [Member] | Mortgage servicing rights [Member]
Related Party Transaction [Line Items]
Mortgage loan servicing fees	19,870	17,107	13,599
PennyMac Loan Services, LLC [Member] | Base [Member] | Mortgage loans acquired for sale at fair value [Member]
Related Party Transaction [Line Items]
Mortgage loan servicing fees	330	260	103
PennyMac Loan Services, LLC [Member] | Base [Member] | Distressed mortgage loans [Member]
Related Party Transaction [Line Items]
Mortgage loan servicing fees	11,078	16,123	18,953
PennyMac Loan Services, LLC [Member] | Base [Member] | Mortgage loans held in VIE [Member]
Related Party Transaction [Line Items]
Mortgage loan servicing fees	83	125	110
PennyMac Loan Services, LLC [Member] | Base [Member] | Mortgage servicing rights [Member]
Related Party Transaction [Line Items]
Mortgage loan servicing fees	19,378	16,786	13,405
PennyMac Loan Services, LLC [Member] | Activity-based [Member] | Mortgage loans acquired for sale at fair value [Member]
Related Party Transaction [Line Items]
Mortgage loan servicing fees	733	371	149
PennyMac Loan Services, LLC [Member] | Activity-based [Member] | Distressed mortgage loans [Member]
Related Party Transaction [Line Items]
Mortgage loan servicing fees	18,521	12,437	19,608
PennyMac Loan Services, LLC [Member] | Activity-based [Member] | Mortgage loans held in VIE [Member]
Related Party Transaction [Line Items]
Mortgage loan servicing fees	0	0	0
PennyMac Loan Services, LLC [Member] | Activity-based [Member] | Mortgage servicing rights [Member]
Related Party Transaction [Line Items]
Mortgage loan servicing fees	$ 492	$ 321	$ 194